Acquisition Of Additional Ownership Interest In Syncrude (Details) - Syncrude $ in Millions, $ in Millions		12 Months Ended
	Feb. 23, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Feb. 23, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of additional working interest acquired	5.00%
Cash transferred	$ 923
Interest purchased (as a percent)	58.74%		58.74%
Assets acquired
Accounts receivable			$ 2
Inventory			15
Property, plant and equipment			998
Exploration and evaluation			163
Total assets acquired			1,178
Liabilities assumed
Accounts payable and other liabilities			(51)
Employee future benefits			(33)
Decommissioning provision			(169)
Deferred income taxes			(2)
Total liabilities assumed			(255)
Net assets acquired			$ 923
Contribution to gross revenues		$ 270
Contribution to consolidated net income		7
Proforma revenue contributed by acquired entity if acquisition had occurred at the beginning of year		64
Proforma net loss contributed by acquired entity if acquisition had occurred at the beginning of year		(4)
Proforma gross revenues		39,660
Proforma net income		$ 3,300